Provisions for legal proceedings, judicial deposits and contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 2,833	$ 3,305	$ 3,010
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	636	806
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	400	544
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	1,605	1,614
Civil related environmental contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	$ 192	$ 341